Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Description of Business
Description of Business
Note 1. Description of Business
Business Overview
Akari Therapeutics, Plc, (the “Company” or “Akari”) is incorporated in the United Kingdom. The Company is a biotechnology company focused on developing advanced therapies for autoimmune and inflammatory diseases involving the complement component 5 (“C5”) and leukotriene B4 (“LTB4”) pathways. The Company’s activities since inception have consisted of performing research and development activities and raising capital.
The Company is subject to a number of risks similar to those of preclinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with preclinical trials of products, dependence on third-party collaborators for research and development operations, need for marketing authorization of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies.
To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities.
Agreement and Plan of Merger
As further described in Note 3, in March 2024, the Company entered into an Agreement and Plan of Merger with Peak Bio, Inc. (“Peak Bio”). However, the Merger has not yet closed. The Company expects to close the merger in the fourth quarter of 2024.
Liquidity and Financial Condition
The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
205-40,
Presentation of Financial Statements—Going Concern
, which requires management to assess the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.
The Company has incurred substantial losses and negative cash flows since inception and had an accumulated deficit of $240.6 million as of June 30, 2024. The Company’s cash balance of $4.2 million as of June 30, 2024 is not sufficient to fund its operations for the one-year
period after the date these condensed consolidated financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.
The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates currently in development. The Company is subject to a number of risks and uncertainties similar to those of other companies of the same size within the biotechnology industry, such as uncertainty of clinical trial outcomes, uncertainty of additional funding, and history of operating losses.

Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. Management is currently evaluating different strategies to obtain the required funding for future operations. These strategies may include, but are not limited to: product development financing, private placements and/or public offerings of equity and/or debt securities, and strategic research and development collaborations and/or similar arrangements. There can be no assurance that these future funding efforts will be successful.
Nasdaq Continued Listing Rules
On April 5, 2024, the Company received a letter (“Letter”) from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Capital Market (“Nasdaq”) notifying the Company that the Company’s shareholders’ equity as reported in its Form
10-K
is no longer in compliance with the minimum shareholders’ equity requirement for continued listing on Nasdaq under Nasdaq Listing Rule 5550(b)(1), which requires listed companies to maintain shareholders’ equity of at least $2.5 million (the “Shareholders’ Equity Requirement”). As reported on the Form
10-K,
the Company’s shareholders’ deficit as of December 31, 2023 was approximately $0.2 million. The Letter has no immediate impact on the listing of the Company’s American Depositary Shares (“ADSs”) on Nasdaq. As of June 30, 2024, the Company had a shareholders’ deficit of $3.7 million and therefore is still not in compliance with the Shareholders’ Equity Requirement.
In accordance with the Nasdaq Listing Rules, on May 20, 2024, the Company submitted a plan to regain compliance with the Stockholders’ Equity Requirement (the “Compliance Plan”) for the Staff’s consideration. On August 5, 2024, the Company was notified by the Staff that it has been granted an extension until September 30, 2024 to comply with the Compliance Plan and evidence compliance with the Minimum Equity Requirement.
There can be no assurance that the Company will be able to evidence compliance with the Shareholders’ Equity Requirement during the extension period granted by the Staff. In the event the Company does not satisfy the terms of the Nasdaq Notice and evidence compliance with the Shareholders’ Equity Requirement, the Staff will provide written notification that the Company’s securities will be delisted. The Company would, at that time, be entitled to request a hearing before a Nasdaq Hearings Panel to present its Compliance Plan to regain compliance and to request a further extension period to regain compliance with the Shareholders’ Equity Requirement. The request for a hearing would stay any delisting action by the Staff.

Note 1. Description of Business
Business Overview
Akari Therapeutics, Plc, (the “Company” or “Akari”) is incorporated in the United Kingdom. The Company is a clinical-stage biotechnology company focused on developing advanced therapies for autoimmune and inflammatory diseases involving the complement component 5 (C5) and leukotriene B4 (LTB4) pathways. The Company’s activities since inception have consisted of performing research and development activities and raising capital.
The Company is subject to a number of risks similar to those of clinical stage companies, including dependence on key individuals, uncertainty of product development and generation of revenues, dependence on outside sources of capital, risks associated with clinical trials of products, dependence on third-party collaborators for research and development operations, need for marketing authorization of products, risks associated with protection of intellectual property, and competition with larger, better-capitalized companies.
To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities.
Agreement and Plan of Merger
As further described in Note 10, in March 2024, the Company entered into an Agreement and Plan of Merger with Peak Bio, Inc. Following the anticipated closing of the Merger (as defined below), we expect to have an expanded pipeline that contains multiple compelling assets spanning early and late development stages with the addition of Peak Bio Inc.’s Phase
2-ready
PHP-303
program targeting
alpha-1
antitrypsin deficiency.
Liquidity and Financial Condition
The Company follows the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
205-40,
Presentation of Financial Statements—Going Concern
, which requires management to assess the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.
The Company has incurred substantial losses and negative cash flows since inception and had an accumulated deficit of $227.5 million as of December 31, 2023. The Company’s cash balance of $3.8 million as of December 31, 2023 is not sufficient to fund its operations for the one-year
period after the date these consolidated financial statements are issued. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.
The Company anticipates incurring additional losses until such time, if ever, that it can generate significant sales of its product candidates currently in development. The Company is subject to a number of risks and uncertainties similar to those of other companies of the same size within the biotechnology industry, such as uncertainty of clinical trial outcomes, uncertainty of additional funding, and history of operating losses. Substantial additional financing will be needed by the Company to fund its operations and to commercially develop its product candidates. Management is currently evaluating different strategies to obtain the required funding for future operations. These strategies may include, but are not limited to: product development financing, private placements and/or public offerings of equity and/or debt securities, and strategic research and development collaborations and/or similar arrangements. There can be no assurance that these future funding efforts will be successful.
Nasdaq Continued Listing Rules
On October 24, 2022, the Company received a deficiency notification letter from the Listing Qualifications Staff (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) because the bid price for the Company’s Common Stock had closed below $1.00 per share (the “Minimum Bid Requirement”) for the previous thirty consecutive business days. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company had 180 calendar days from the date of such notice, or until April 24, 2023, to regain compliance with the Minimum Bid Requirement. To regain compliance, the bid price for the Company’s American Depository Shares (“ADSs”) must have closed at $1.00 per share or more for a minimum of ten consecutive business days. On April 25, 2023, the Staff granted the Company an additional 180 calendar day period, or until October 23, 2023, in which to regain compliance with the Minimum Bid Requirement. Following the successful completion of the ADS Ratio Change (defined below), the Company received a written notice from the Staff that it has regained compliance with the Minimum Bid Requirement as a result of the Company’s ADSs having a closing bid price of $1.00 per share or greater for 10 consecutive business days.
Nasdaq Listing Rule 5550(b)(1) requires companies listed on The Nasdaq Capital Market to maintain shareholders’ equity of at least $2.5 million (the “Shareholders’ Equity Requirement”). As of December 31, 2023, the Company had a shareholders’ deficit of $0.2 million and therefore is not in compliance with the Shareholders’ Equity Requirement. If the Company continues to not be in compliance or it fails to meet any of the other Nasdaq continuing listing requirements, its ADSs may be subject to delisting and the Company may become subject to delisting proceedings. The Company is currently assessing its available options to regain compliance with the Shareholders’ Equity Requirement.
ADS Ratio Change
Effective August 17, 2023, the Company changed the ratio of its ADSs to ordinary shares, par value $0.0001 per share, from one ADS representing 100 ordinary shares to a new ratio of one ADS representing 2,000 ordinary shares (the “ADS Ratio Change”). All ADS and per ADS amounts in the accompanying consolidated financial statements and notes thereto have been retroactively adjusted for all periods presented to reflect the ADS Ratio Change.